Other current and non-current assets	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Other current and non-current assets
9. Other current and
non-current
assets
Other current assets consist of the following:

	As of
	June 30, 2023	December 31, 2022
	(Euros in thousands)
Prepaid expenses	9,546	10,450
Value added tax receivables	1,605	1,031
Other assets	5,517	2,357

Total	16,668	13,838

Prepaid expenses include expenses for licenses and software of €6.7 million as of June 30, 2023 and €7.4 million as of December 31, 2022 and prepaid insurance expenses of €0.2 million as of June 30, 2023 and €1.2 million as of December 31, 2022. The Group accrued €0.3 million as of June 30, 2023 and €0.4 million as of December 31, 2022 of incremental cost for the successful arrangement of the BMS collaboration signed in 2019 and the Genmab collaboration agreement.
Additionally, prepaid expenses include expenses for maintenance of €0.7 million as of June 30, 2023 and €0.7 million as of December 31, 2022. The remaining amount is mainly related to prepaid expenses for contract research organizations and travel expenses.
Other assets include receivables from lease incentive, capital gains tax and prepaid deposit expenses.
Other
non-current
assets consist of the following:

	As of
	June 30, 2023	December 31, 2022
	(Euros in thousands)
Prepaid expenses	1,365	1,906
Other assets	607	639

Total	1,972	2,545

Prepaid expenses include the
non-current
portion of prepayments for licensing agreements of €1.1 million as of June 30, 2023 and €1.5 million as of December 31, 2022 , prepaid maintenance expenses of €0.2 million as of June 30, 2023 and €0.3 million as of December 31, 2022 and accrued incremental cost of the BMS and Genmab collaboration agreement of €0.1 million as of June 30, 2023 and €0.1 million as of December 31, 2022. Other assets include the non-current
portion for prepaid deposit expenses.